Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended										12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended										12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 28, 2012	Sep. 30, 2010	Jan. 14, 2009	Sep. 28, 2007	Mar. 28, 2012 Letter of Credit [Member]	Dec. 31, 2012 Secured credit facility [Member]	Mar. 28, 2012 Secured credit facility [Member]	Dec. 31, 2011 A term loans [Member]	Dec. 31, 2012 A term loans [Member]	Mar. 28, 2012 A term loans [Member]	Dec. 31, 2012 B term loans [Member]	Dec. 31, 2011 B term loans [Member]	Mar. 28, 2012 B term loans [Member]	Dec. 31, 2012 B term loans [Member] Minimum [Member]	Dec. 31, 2012 B term loans [Member] Maximum [Member]	Dec. 31, 2011 Incremental B-1 term loans [Member]	Dec. 31, 2012 Incremental B-1 term loans [Member]	Mar. 28, 2012 Incremental B-1 term loans [Member]	Dec. 31, 2011 Incremental B-2 term loans [Member]	Dec. 31, 2012 Incremental B-2 term loans [Member]	Mar. 28, 2012 Incremental B-2 term loans [Member]	Dec. 31, 2011 Delayed-Draw term loans [Member]	Dec. 31, 2012 Term loan A, delayed draw term loans and revolving line of credit [member] Minimum [Member]	Dec. 31, 2012 Term loan A, delayed draw term loans and revolving line of credit [member] Maximum [Member]	Jun. 30, 2011 Interest rate swap contract [Member]	Jan. 14, 2009 Interest rate swap contract [Member]	Sep. 28, 2007 Interest rate swap contract [Member]	Sep. 30, 2010 8.625% Senior subordinated notes [Member]	Dec. 31, 2012 8.625% Senior subordinated notes [Member]	Dec. 31, 2011 8.625% Senior subordinated notes [Member]	Sep. 21, 2010 8.625% Senior subordinated notes [Member]	May 31, 2009 9% Senior subordinated notes [Member]	Dec. 31, 2012 9% Senior subordinated notes [Member]	Dec. 31, 2011 9% Senior subordinated notes [Member]	May 12, 2009 9% Senior subordinated notes [Member]	Dec. 31, 2012 7.25% Senior notes [Member]	Dec. 31, 2012 7.25% Senior notes [Member]	Dec. 31, 2011 7.25% Senior notes [Member]	Dec. 11, 2012 7.25% Senior notes [Member]	Dec. 31, 2012 7.875% Senior notes [Member]	Aug. 31, 2009 7.875% Senior notes [Member]	Feb. 28, 2013 7.875% Senior notes [Member]	Dec. 31, 2011 7.875% Senior notes [Member]	Dec. 31, 2010 7.875% Senior notes [Member]	Sep. 30, 2009 7.875% Senior notes [Member]	Aug. 11, 2009 7.875% Senior notes [Member]	Dec. 31, 2012 3% Convertible senior subordinated notes [Member]	Dec. 31, 2011 3% Convertible senior subordinated notes [Member]	May 14, 2007 3% Convertible senior subordinated notes [Member]	Dec. 31, 2011 3% Convertible senior subordinated notes [Member] Minimum [Member]	May 31, 2008 3% Convertible senior subordinated notes [Member] Minimum [Member]	Dec. 31, 2011 3% Convertible senior subordinated notes [Member] Maximum [Member]	May 31, 2008 3% Convertible senior subordinated notes [Member] Maximum [Member]	Dec. 31, 2012 Revolving Line Of Credit [Member]	Dec. 31, 2012 Other lines of credit [Member]	Dec. 31, 2011 Other lines of credit [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Secured Credit Facility Revolving Line-Of-Credit [Member]	Dec. 31, 2012 7.875% Senior notes [Member]
Debt Instrument [Line Items]
Sublimit for the issuance of letters of credit						$ 250,000,000				$ 50,000,000		$ 2,550,000,000
Aggregate term loans amount under secured credit facility												2,300,000,000			925,000,000			925,000,000
Aggregate borrowings under term loans			3,688,907,000	3,328,543,000									917,188,000	878,438,000		913,438,000	922,688,000				250,000,000	247,500,000	250,000,000		196,739,000	200,000,000								400,000,000	400,000,000	400,000,000		392,933,000	391,233,000	400,000,000	450,000,000	450,000,000		450,000,000	1,809,000			245,621,000		250,000,000		150,000,000	150,000,000	150,000,000						31,957,000	19,603,000	3,593,000	32,210,000
Number of installments for repayments of term loans													Eighteen consecutive quarterly installments				Twenty-two consecutive quarterly installments				Twenty-one consecutive quarterly installments			Twenty consecutive quarterly installments			Fifteen consecutive quarterly installments
Amount of periodic payment													7,812,500				2,312,500				625,000			500,000			3,750,000
Amount of final installment													484,375,000				874,125,000				236,875,000			190,000,000			243,750,000
Interest rate of debt instrument																																			8.625%	8.625%		9.00%	9.00%				7.25%	7.25%	7.875%			7.875%	7.875%		7.875%		3.00%
Consolidated secured leverage ratio Base Rate																			2.50%	3.25%								1.75%	2.50%
Consolidated secured leverage ratio Eurodollar Rate																			3.50%	4.25%								2.75%	3.50%
Floor rate applicable to term loans based on Eurodollar rate																1.00%
Percentage of fee on the unused portion of revolving credit facility																0.50%
Lines of credit interest rate percentage														3.21%		4.75%						4.75%			4.75%																																		3.21%
Accrued interest																																		8,600,000				4,500,000				1,900,000																							100,000
Total variable rate term loans	1,200,000,000						1,200,000,000	1,200,000,000			1,200,000,000
Notional amount of interest rate swap contracts																															500,000,000	350,000,000
Period for which interest rate swap contract pays variable interest, LIBOR								1 month	3 months
Fixed rate of interest paid to counter parties								1.195%																								4.85%
Extended period of interest rate swap									2 years
Rate of extended interest rate swap							2.54%
Debt hedged by fixed interest rate derivatives							350,000,000	500,000,000
Amount paid to terminate the interest rate swap contracts																														10,100,000
Initial offering price																																									100.00%	100.00%												100.00%
Net proceeds from public offering																																	393,000,000				379,500,000					443,200,000				240,000,000
Net underwriter's commissions																																	7,000,000				8,000,000					6,800,000				3,700,000
Repayments of revolving line of credit																																																																170,000,000
Percentage of redemption premium for period one																																			4.313%			4.50%				3.625%
Percentage of redemption premium for period two																																			2.156%			2.25%				1.813%
Percentage of redemption premium for period three																																			0.00%			0.00%
Percentage of aggregate principal amount redeemed																																			35.00%							35.00%			99.30%
Percentage of aggregate principal amount redeemed paid																																			108.625%							107.25%
Period of redemption of notes																																			90 days							90 days
Percentage of aggregate principal amount outstanding																																	65.00%									65.00%
Percentage of aggregate principal amount to be sold																																			101.00%								101.00%
Percentage of purchase price of aggregate principal amount																																						100.00%				100.00%
Original issue discount			8,864,000																																					12,500,000					6,300,000
Net proceeds from public offering																																									267,400,000
Redemption of remaining outstanding principal																																													248,200,000		1,800,000
Initial offering price																																	100.00%				96.865%
3% Senior subordinated convertible notes, due				2016
Initial conversion price																																																						$ 52.30		$ 43.98		$ 52.30
Senior subordinated convertible notes	1,000,000	1,100,000																																																					3,400,000		2,868,120
Percentage of unconverted principal amount to be repurchased			100.00%
Accrued interest expense																																																				600,000
Lines of credit borrowed																																																													19,700,000
Aggregate outstanding principal amount																																																													9,500,000
Interest expense			$ 240,560,000	$ 203,971,000	$ 139,435,000																																																									$ 5,100,000